As filed with the Securities and Exchange Commission on February 3, 2017
File No. 333-02381/811-07589

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 152	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 153	☒

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-1844

Alice A. Pellegrino
 Hartford Funds Management Company, LLC
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒           on February 28, 2017 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on (Date) pursuant to paragraph (a)(1) of Rule 485

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐            on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒                                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 152 to the Registration Statement of The Hartford Mutual Funds, Inc. (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B) relating to Hartford Global Impact Fund contained in Post-Effective Amendment No. 148, which was filed with the U.S. Securities and Exchange Commission on September 26, 2016. This Post-Effective Amendment No. 152 also incorporates by reference the Registrant’s Other Information (Part C) contained in Post-Effective Amendment No. 150. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 148 to February 28, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Radnor, and Commonwealth of Pennsylvania, on the 3rd day of February 2017.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President and Chief Executive Officer	February 3, 2017
James E. Davey

/s/ Michael J. Flook	Controller & Treasurer	February 3, 2017
Michael J. Flook	(Chief Accounting Officer & Chief Financial Officer)

*	Director	February 3, 2017
Hilary E. Ackermann

*	Director	February 3, 2017
Lynn S. Birdsong

*	Director	February 3, 2017
Christine Detrick

*	Director	February 3, 2017
Duane E. Hill

*	Chairman of the Board and Director	February 3, 2017
William P. Johnston

*	Director	February 3, 2017
Phillip O. Peterson

*	Director	February 3, 2017
Lemma W. Senbet

/s/ Alice A. Pellegrino		February 3, 2017
*By: Alice A. Pellegrino Attorney-in-fact * Pursuant to Powers of Attorney (previously filed).